Offerings	Dec. 10, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Fee Rate	0.01531%
Offering Note	An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrant, which may include NatWest Markets Securities Inc.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee in connection with the securities registered hereby, except for $88,065 that has already been paid with respect to $950,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form F-3 (File No. 333-261837) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. <br /> <br /> The Ordinary Shares are being registered in connection with issuances from time to time of Ordinary Shares either independently of or following the conversion of Contingent Convertible Securities. American Depositary Shares evidenced by American Depositary Receipts issuable upon deposit of the Ordinary Shares registered hereby have been registered under a separate Registration Statement on Form F-6 (Registration Statement No. 333-144756).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Dollar Preference Share
Fee Rate	0.01531%
Offering Note	An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrant, which may include NatWest Markets Securities Inc.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee in connection with the securities registered hereby, except for $88,065 that has already been paid with respect to $950,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form F-3 (File No. 333-261837) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. <br /> <br /> American Depositary Shares evidenced by American Depositary Receipts issuable upon deposit of the Dollar Preference Shares registered hereby have been registered under a separate Registration Statement on Form F-6 (Registration Statement No. 333-127867).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrant, which may include NatWest Markets Securities Inc.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee in connection with the securities registered hereby, except for $88,065 that has already been paid with respect to $950,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form F-3 (File No. 333-261837) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Fee Rate	0.01531%
Offering Note	An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrant, which may include NatWest Markets Securities Inc.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee in connection with the securities registered hereby, except for $88,065 that has already been paid with respect to $950,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form F-3 (File No. 333-261837) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt Convertible into Equity
Security Class Title	Contingent Convertible Securities
Fee Rate	0.01531%
Offering Note	An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrant, which may include NatWest Markets Securities Inc.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee in connection with the securities registered hereby, except for $88,065 that has already been paid with respect to $950,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form F-3 (File No. 333-261837) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Rights to Subscribe for Ordinary Shares
Fee Rate	0.01531%
Offering Note	An indeterminate initial offering price, aggregate number, or principal amount, of the securities of each identified class is being registered as may from time to time be offered at indeterminate prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities or that are issued in units or represented by depositary shares. This Registration Statement also relates to offers and sales of securities in connection with market-making transactions by and through certain affiliates of the Registrant, which may include NatWest Markets Securities Inc.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is deferring payment of all of the registration fee in connection with the securities registered hereby, except for $88,065 that has already been paid with respect to $950,000,000 aggregate principal amount of securities that were previously registered pursuant to a registration statement on Form F-3 (File No. 333-261837) which were not sold thereunder and which the Registrant is carrying forward to this Registration Statement pursuant to Rule 415(a)(6) under the Securities Act. Registration fees will be paid subsequently on a “pay as you go” basis and the Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment. <br /> <br /> No separate consideration will be received for the Rights.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Ordinary Shares
Amount Registered | shares	0
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering Note	The Registrant previously filed a registration statement on Form F-3 (File No. 333-251220) filed on December 9, 2020 and automatically declared effective, as amended by Post-Effective Amendment No. 1 filed on December 22, 2021 (the “2020 Registration Statement”), for which the Registrant paid an aggregate registration fee of $1,297,800 to register $14,000,000,000 maximum aggregate offering price of unallocated securities. The Registrant subsequently filed a registration statement on Form F-3 (File No. 333-261837), initially filed on December 22, 2021, amended by Pre-Effective Amendment No. 1 filed on January 10, 2022 and declared effective on January 11, 2022 (the “2022 Registration Statement”), which included, pursuant to Rule 415(a)(6) under the Securities Act, $14,000,000,000 in maximum aggregate offering price of unsold securities that were previously registered on the 2020 Registration Statement. The 2022 Registration Statement was not fully used, resulting in an unsold aggregate offering amount of $950,000,000 of unallocated securities (the “Unsold Securities”). This unused amount results in an available fee offset of $88,065. The Registrant expects to offset all or part of any registration fee due under this Registration Statement by the available fee offset of $88,065 with respect to the Unsold Securities pursuant to Rule 457(p) under the Securities Act and to carry forward to this Registration Statement the remaining portion of the Unsold Securities pursuant to Rule 415(a)(6) under the Securities Act. In accordance with Rule 415(a)(6) under the Securities Act, the offering of the Unsold Securities registered on the 2022 Registration Statement will be deemed terminated as of the date of effectiveness of this Registration Statement.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Dollar Preference Shares
Amount Registered | shares	0
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Senior Debt Securities
Amount Registered | shares	0
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Subordinated Debt Securities
Amount Registered | shares	0
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Contingent Convertible Securities
Amount Registered | shares	0
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Rights to Subscribe for Ordinary Shares
Amount Registered | shares	0
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0.00
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Security Class Title	Unallocated (Universal) Shelf
Amount Registered | shares	950,000,000
Maximum Aggregate Offering Price	$ 950,000,000.00
Carry Forward Form Type	F-3
Carry Forward File Number	333-251220
Carry Forward Initial Effective Date	Dec. 22, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 88,065.00
Offering Note	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(o) under the Securities Act.